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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2001
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Pegasus Investments, Inc.
                 -------------------------------
   Address:      141 Portland St.
                 -------------------------------
                 Suite  #300
                 -------------------------------
                 Boston MA 02114
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    BRIAN M.O. KOPPERL
         -------------------------------
Title:   MANAGING DIRECTOR
         -------------------------------
Phone:   (617) 367-8500
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Brian Kopperl                  Boston, MA           3/1/01
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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
           Column 1                  Column 2        Column 3  Column 4   Column 5              Column 6 Column 7   Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                 VALUE    SHRE OR     SH/PUT/   INVSTMT   OTHER    VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS      CUSIP     (X1000)   PRN AMT    PRN CALL   DSCRETN  MANAGERS  SOLE  SHARED NONE
------------------------------------------------------------------------------------------------------------------------------------
           ELAN PLC                     RT          G29539148    1433      997433       SH        SOLE              997433

 MARVELL TECHNOLOGY GROUP LTD           ORD         G5876H105     325      26956        SH        SOLE               26956

    AGILE SOFTWARE CORP DEL             COM         00846X105    2173      193500       SH        SOLE              193500

         ALZA CORP DEL                  COM          22615108    3240       80000       SH        SOLE               80000

     AMERICAN GENERAL CORP              COM          26351106    7000      183000       SH        SOLE              183000

BANK UTD CORP LITIGATN CONT TR       RT CONTI        65416117     50       201473       SH        SOLE              201473

  C-CUBE MICROSYSTEMS INC NEW           COM         12501N108    2586      210000       SH        SOLE              210000

         CIT GROUP INC                 CL A         125577106    7913      274000       SH        SOLE              274000

  CITADEL COMMUNICATIONS CORP           COM         172853202    6537      262800       SH        SOLE              262800

   DALLAS SEMICONDUCTOR CORP            COM         235204104    11216     431200       SH        SOLE              431200

       DELHAIZE AMER INC               CL A         246688105    1278      62500        SH        SOLE               62500

    EFFICIENT NETWORKS INC              COM         282056100    10190     433600       SH        SOLE              433600

         EL PASO CORP                   COM         28336L109     696      10663        SH        SOLE               10663

        F & M NATL CORP                 COM         302374103    8279      217300       SH        SOLE              217300

     FAIRFIELD CMNTYS INC             COM PAR       304231301    10490     656900       SH        SOLE              656900

         FRITZ COS INC                  COM         358846103    4784      437377       SH        SOLE              437377

            GPU INC                     COM         36225X100    5777      177800       SH        SOLE              177800

        GENERAL ELEC CO                 COM         369604103    1459      34858        SH        SOLE               34858

     GREAT PLAINS SOFTWARE              COM         3.91E+109    11496     187500       SH        SOLE              187500

       HARCOURT GEN INC                 COM         41163G101    12693     228000       SH        SOLE              228000

      HONEYWELL INTL INC                COM         438516106    13913     341000       SH        SOLE              341000

            IBP INC                     COM         449223106    5356      326600       SH        SOLE              326600

 INTERMEDIA COMMUNICATIONS INC          COM         458801107    14490     833953       SH        SOLE              833953

       KENT ELECTRS CORP                COM         490553104    2700      150000       SH        SOLE              150000

       M S CARRIERS INC                 COM         553533100    6709      219100       SH        SOLE              219100

     MICHAEL FOOD INC NEW               COM         594079105    7171      240050       SH        SOLE              240050

          NETOPIA INC                   COM         64114K104     415      144300       SH        SOLE              144300

      OLD KENT FINL CORP                COM         679833103    9912      260841       SH        SOLE              260841

         POWERTEL INC                   COM         73936C109    10580     192372       SH        SOLE              192372

         QUANTUM CORP                COM HDDG       747906303    7633      722816       SH        SOLE              722816

       RALSTON PURINA CO                COM         751277302    11797     378700       SH        SOLE              378700

     SILICON VY GROUP INC               COM         827066101    15324     557222       SH        SOLE              557222

         SILICONIX INC                COM NEW       827079203    1143      37800        SH        SOLE               37800

          TEXACO INC                    COM         881694103    13986     210627       SH        SOLE              210627

          TOSCO CORP                  COM NEW       891490302    11558     270300       SH        SOLE              270300

        UTI ENERGY CORP                 COM         903387108    4380      144800       SH        SOLE              144800

   UNITED DOMINION INDS LTD             COM         909914103    2092      99600        SH        SOLE               99600

    VICORP RESTAURANTS INC              COM         925817108    8057      323900       SH        SOLE              323900

   VOICESTREAM WIRELESS CORP            COM         928615103    6474      70087        SH        SOLE               70087

      WILLAMETTE INDS INC               COM         969133107    4871      105900       SH        SOLE              105900

     MARVELL TECH. APR. 30              OPT         M472989P7     865       400        PUT        SOLE                 400


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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                  0
                                                           --------------------

Form 13F Information Table Entry Total:                            41
                                                           --------------------

Form 13F Information Table Value Total:                       269,041
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]